Other Payables and Accrued Liabilities - Schedule of Other Payables and Accrued Liabilities (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Other Payables and Accrued Liabilities [Abstract]
Salary payable	$ 5,237	$ 5,315
Others	7,997	5,692
Total	$ 13,234	$ 11,007